Income Taxes (Details 1) - USD ($)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Income before income taxes	$ 5,135,757	$ 9,434,787
Income tax computed at statutory EIT rate (25%)	1,283,939	2,358,696
Effect of different tax rates available to different jurisdictions	123,830	23,964
Non-deductible expenses	1,976,633	25,773
Change in valuation allowance and others	344,836	198,046
Income tax expenses	$ 3,729,238	$ 2,606,479